Related Party Transactions - Additional Information (Detail)		1 Months Ended		3 Months Ended	7 Months Ended
	Aug. 14, 2020 $ / shares shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) day $ / shares shares	Dec. 31, 2021 shares	Sep. 30, 2020 shares	Aug. 24, 2020 $ / shares shares
Schedule of Other Related Party Transactions [Line Items]
Stock issued during period, new issues (in shares) | $			$ 25,000		$ 25,000
Minimum number of trading days | day					20
Consecutive trading day threshold | day					30
Exercise price per share (in usd per share) | $ / shares				$ 11.50
Blackout trading period after completion of business combination	30 days				30 days
Number of days after business combination closing				0
Number of days after business combination completion				30 days
Minimum
Schedule of Other Related Party Transactions [Line Items]
Minimum number of days after initial business combination | day					150
Common Class F
Schedule of Other Related Party Transactions [Line Items]
Common stock, shares issued				8,625,000	8,625,000	8,625,000
Common Class F | Maximum
Schedule of Other Related Party Transactions [Line Items]
Number of shares to be forfeited if overallotment option is not exercised	1,125,000		1,125,000
Common Class A
Schedule of Other Related Party Transactions [Line Items]
Common stock trigger price | $ / shares				$ 12.00	$ 12.00
Common stock, shares issued				4,291,288	5,071,608		4,591,584
Working Capital Loan [Member]
Schedule of Other Related Party Transactions [Line Items]
Working capital loans convertible to warrants, maximum | $				$ 1,500,000	$ 1,500,000
Price paid per share (in usd per share) | $ / shares				$ 1.50	$ 1.50
Working capital loans | $				$ 0	$ 0
Private Placement [Member]
Schedule of Other Related Party Transactions [Line Items]
Class of warrant or right, number of securities called by warrants	5,933,333			5,933,333	5,933,333			5,933,333
Exercise price per share (in usd per share) | $ / shares	$ 11.50			$ 11.50	$ 11.50
Price paid per share (in usd per share) | $ / shares								$ 1.50
Number of securities subject to transfer and surrender before business combination (in shares)	2,966,667
Private Placement [Member] | Common Class A
Schedule of Other Related Party Transactions [Line Items]
Exercise price per share (in usd per share) | $ / shares	$ 11.50			$ 11.50	$ 11.50
Sponsor [Member]
Schedule of Other Related Party Transactions [Line Items]
Promissory note | $					$ 97,250
Monthly related party fee for office space and related support services | $		$ 20,000		$ 60,000	93,000
Monthly related party fee for office space and related support services, accrued | $					$ 20,000
Sponsor [Member] | Common Class F
Schedule of Other Related Party Transactions [Line Items]
Stock issued during period, new issues (in shares)			8,625,000
Number of shares transferred		100,000
Number of independent directors		4
Common stock, shares issued		8,525,000			8,525,000